Basis of preparation and material accounting policies (Tables)	6 Months Ended
Jun. 30, 2023
Corporate information and statement of IFRS compliance [abstract]
Disclosure of inputs to methods used to measure contracts within scope of IFRS 17
The key differences between IFRS 4 and IFRS 17 are summarised in the following table:

	IFRS 4	IFRS 17
Balance sheet
–Insurance contract liabilities for non-linked life insurance contracts are calculated by local actuarial principles. Liabilities under unit-linked life insurance contracts are at least equivalent to the surrender or transfer value, by reference to the value of the relevant underlying funds or indices. Grouping requirements follow local regulations.
–An intangible asset for the PVIF is recognised, representing the upfront recognition of future profits associated with in-force insurance contracts.

–Insurance contract liabilities are measured for groups of insurance contracts at current value, comprising the fulfilment cash flows and the CSM.
–The fulfilment cash flows comprise the best estimate of the present value of the future cash flows, together with a risk adjustment for non-financial risk.
–The CSM represents the unearned profit.

Profit emergence/ recognition
–The value of new business is reported as revenue on Day 1 as an increase in PVIF.
–The impact of the majority of assumption changes is recognised immediately in the income statement.
–Variances between actual and expected cash flows are recognised in the period they arise.

–The CSM is systematically recognised in revenue as services are provided over the expected coverage period of the group of contracts (i.e. no Day 1 profit).
–Contracts are measured using the general measurement model (‘GMM’) or the variable fee approach (‘VFA’) model for insurance contracts with direct participation features upon meeting the eligibility criteria. Under the VFA model, the Group’s share of the investment experience and assumption changes are absorbed by the CSM and released over time to profit or loss. For contracts measured under GMM, the Group’s share of the investment volatility is recorded in profit or loss as it arises.
–Losses from onerous contracts are recognised in the income statement immediately.

Investment return assumptions (discount rate)	–PVIF is calculated based on long-term investment return assumptions based on assets held. It therefore includes investment margins expected to be earned in future.
–Under the market consistent approach, expected future investment spreads are not included in the investment return assumption. Instead, the discount rate includes an illiquidity premium that reflects the nature of the associated insurance contract liabilities.

Expenses
–Total expenses to acquire and maintain the contract over its lifetime are included in the PVIF calculation.
–Expenses are recognised across operating expenses and fee expense as incurred and the allowances for those costs released from the PVIF simultaneously.

–Projected lifetime expenses that are directly attributable costs are included in the insurance contract liabilities and recognised in the insurance service result.
–Non-attributable costs are reported in operating expenses.